UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22180

Meyers Capital Investments Trust

 (Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: May 31

Date of reporting period: May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

May 31, 2009

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

SHAREHOLDER LETTER

MAY 31, 2009

August 5, 2009

Dear Shareholder,

     The Fund’s total return from its inception to the end of its fiscal year, May 31st 2009, was negative 29.30%.  Although disappointing, on an absolute basis that number actually compares favorably with our benchmark, the Russell 2000 Growth Index, which was down 30.58% over the same period.

     During the period covered in this report the market sold off precipitously and indiscriminately.  Stock selection and diversification had little effect.  As such, it seems the principal reason for the Fund’s out-performance was its cash balance.

    Although the Fund and most stock indexes have rebounded from the March 2009 lows, we remain in challenging times.  The economy is weak with both consumers and investors very nervous.  Historically, such times have represented excellent opportunities for investors with long term time horizons. Stocks typically rebound strongly from bear markets and we believe this time will likely be no different.

   The Meyers Capital Aggressive Growth Fund is currently invested in many great small companies and I am very optimistic and excited about their prospects.

   Thanks for your continued confidence.

Sincerely,

 Frank Meyers

Portfolio Manager

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

MAY 31, 2009 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDING MAY 31, 2009

Since Inception (September 2, 2008)
Meyers Capital Aggressive Growth Fund	(29.30)%
Russell 2000 Growth Index	(30.58)%

20,000
15,000
10,000
5,000
-
Meyers Capital Aggressive Growth Fund
Russell 2000 Growth Index
9/2/2008 (Fund Inception)
$7,070
$6,942
September-08
December-08
March-09

This chart assumes an initial investment of $10,000 made on 9/2/2008 (commencement of operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Russell 2000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  It is a widely recognized unmanaged indices representative of broader markets and ranges of securities than are found in the Fund’s portfolio.  Individuals cannot invest directly in an index.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866)-232-3837.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

GRAPHICAL ILLUSTRATION

MAY 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2009

Shares		Value

COMMON STOCKS - 101.93%

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 2.28%
4,000	Owens Corning *	$ 55,720

Electronic Components, NEC - 2.18%
25,000	Microvision, Inc. *	53,250

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.76%
3,000	Gaming Partners International Corp. *	18,600

Gold & Silver Ores - 6.43%
25,800	Endeavour Silver Corp. (Canada) *	57,275
8,000	Novagold Resources, Inc. (Canada) *	41,040
5,000	Yamana Gold, Inc. (Canada)	58,850
		157,165
Household Audio & Video Equipment - 0.36%
4,400	American Technology Corp. *	8,800

In Vitro & In Vivo Diagnostic - 1.92%
1,300	Myriad Genetics, Inc. *	47,008

Instruments for Measuring & Testing of Electricity & Electronic Signals - 5.97%
2,500	Itron, Inc. *	145,850

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 3.24%
5,000	Teck Cominico Ltd. (Canada)	79,150

Miscellaneous Electrical Machinery, Equipment & Supplies - 2.20%
15,000	Advanced Battery Technologies, Inc.	53,700

Miscellaneous Food Preparations & Kindred Products - 4.18%
3,700	American Italian Pasta Co. Class A *	102,305

Miscellaneous Manufacturing Industries - 1.48%
2,200	Oil Dri Corporation of America	36,080

* Non-income producing

The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2009

Shares		Value
Mortgage Bankers & Loan Correspondents - 1.12%
2,200	Ocwen Financial Corp. *	27,456

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.97%
5,000	Synovis Life Technologies, Inc. *	97,100

Pharmaceutical Preparations - 1.41%
1,500	Valeant Pharmaceuticals International *	34,485

Retail-Apparel & Accessory Stores - 5.70%
1,000	Citi Trends, Inc. *	25,780
3,000	Joseph A Bank Clothiers, Inc. *	113,460
		139,240
Semiconductors & Related Devices - 4.91%
3,000	NVE Corp. *	120,000

Services-Business Services, NEC - 2.53%
5,000	Transcend Services, Inc. *	61,900

Services-Computer Integrated Systems Design - 22.02%
7,400	Ebix, Inc. *	234,358
3,000	NCI, Inc. *	75,480
11,979	Netscout Systems, Inc. *	112,363
3,300	Open Text Corp. (Canada) *	116,259
		538,460
Services-Prepackaged Software - 5.71%
4,300	Ariba, Inc. *	40,678
25,043	Clicksoftware Technologies, Ltd. (Israel) *	98,920
		139,598
Steel Works, Blast Furnaces Rolling Mills - 4.44%
12,000	Titan International, Inc.	108,480

Switchgear & Switchboard Apparatus - 4.82%
3,000	Powell Industries, Inc. *	117,870

* Non-income producing

The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2009

Shares		Value
Telephone Communications (No Radio Telephone) - 10.84%
37,000	Multiband Corp.	105,450
5,500	Neutral Tandem, Inc. *	159,500
		264,950
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 3.46%
2,000	World Fuel Services Corp.	84,880

TOTAL FOR COMMON STOCKS (Cost $2,227,973) - 101.93%		2,492,047

SHORT TERM INVESTMENTS - 10.78%
263,489	Huntington Money Market Fund IV 0.01% ** (Cost $263,489)	263,489

TOTAL SHORT TERM INVESTMENTS		263,489

TOTAL INVESTMENTS (Cost $2,491,462) - 112.71%		2,755,536

LIABILITIES LESS OTHER ASSETS - (12.71)%		(310,761)

NET ASSETS - 100.00%		$2,444,775

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at May 31, 2009.

The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2009

Assets:
Investments in Securities, at Value (Cost $2,491,462)	$ 2,755,536
Receivables:
Securities Sold	48,500
Dividends and Interest	319
Due from Advisor	1,830
Total Assets	2,806,185
Liabilities:
Payables:
Securities Purchased	355,726
Accrued Management Fees	5,684
Total Liabilities	361,410
Net Assets	$ 2,444,775

Net Assets Consist of:
Paid In Capital	$ 3,467,712
Accumulated Undistributed Realized Loss on Investments	(1,287,011)
Unrealized Appreciation in Value of Investments	264,074
Net Assets, for 346,013 Shares Outstanding	$ 2,444,775

Net Asset Value Per Share	$ 7.07

Minimum Redemption Price Per Share * (Note 5)	$ 6.99

* The Fund will impose a 1.00% redemption fee on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the peroid September 2, 2008 (commencement of investment operations) through May 31, 2009

Investment Income:
Dividends - portfolio companies (net of $4 foreign tax withheld)	$ 10,866
Dividends - money funds	2,546
Total Investment Income	13,412

Expenses:
Advisory Fees (Note 3)	49,142
Total Expenses	49,142
Fees Waived and Reimbursed by the Advisor (Note 3)	(1,830)
Net Expenses	47,312

Net Investment Loss	(33,900)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(1,287,011)
Net Change in Unrealized Appreciation on Investments	264,074
Realized and Unrealized (Loss) on Investments	(1,022,937)

Net Decrease in Net Assets Resulting from Operations	$ (1,056,837)

The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended *
5/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (33,900)
Net Realized Loss on Investments	(1,287,011)
Unrealized Appreciation on Investments	264,074
Net Decrease in Net Assets Resulting from Operations	(1,056,837)

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Distributions Paid to Shareholders	-

Capital Share Transactions (Note 5)	3,401,612

Total Increase in Net Assets	2,344,775

Net Assets:
Beginning of Period	100,000

End of Period (Including Undistributed Net Investment Loss of $0.)	$ 2,444,775

* Commencement of operations on September 2, 2008.

The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

Period *
Ended
5/31/2009

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.82)
Total from Investment Operations	(2.93)

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 7.07

Total Return ***	(29.30)% (a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,445
Before Waivers
Ratio of Expenses to Average Net Assets	2.90% (b)
Ratio of Net Investment Loss to Average Net Assets	(2.11)% (b)
After Waivers
Ratio of Expenses to Average Net Assets	2.79% (b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.00)% (b)
Portfolio Turnover	621.55% (a)

* For the Period September 2, 2008 (commencement of investment operations) through May 31, 2009.

** Per share net investment loss has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Not Annualized

(b) Annualized

The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2009

Note 1. Organization

The Meyers Capital Aggressive Growth Fund (the “Fund”) is the sole series of the Meyers Capital Investments Trust (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on January 10, 2008 under the laws of Ohio by an Agreement and Declaration of Trust.  The Fund commenced investment operations on September 2, 2008.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Meyers Capital Management Group, LLC (the “Adviser”).  The Fund seeks to achieve long-term appreciation in the value of its shares.

 Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2009

circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

FAS 157 - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective September 2, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2009

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2009:

	Investment In Securities	Other Financial Instruments *
Level 1 - Quoted prices	$2,755,536	$0
Level 2 - Other significant observable inputs	0	0
Level 3 – Significant unobservable inputs	0	0
	$2,755,536	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

FASB No. 48 - FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that, based on their technical merits, they have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2009

Reclassifications – In accordance with SOP-93-2, the Fund has recorded a reclassification in the capital account.  As of May 31, 2009, the Fund has recorded a permanent book/tax difference of $33,900 from net investment loss to paid-in-capital.  This reclassification has no impact on net asset value of the Fund and is designed generally to prevent undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Meyers Capital Management Group, LLC (the “Advisor”), under which the Advisor selects the securities and manages the investments for the Fund.  The Fund pays a variable performance-based management fee.  This fee is comprised of an annual base rate of 2.90% of average daily net assets (fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Russell 2000 Growth Index over a performance period.  The performance period is the most recent 12-month period (rolling 12-month period).

The management fee will be the fulcrum fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the Russell 2000 Growth Index over the performance period.  If the difference between the Fund’s performance and the investment record of the Russell 2000 Growth Index exceeds two percentage points, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.05% of differential performance over two percentage points.  The maximum annualized performance adjustment rate is plus or minus 2.40% (which would result from a performance differential of 14 percentage points or more between the Fund’s performance and the investment record of the Russell 2000 Growth Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar  months  immediately following  the effective  date  of  the  Trust’s  registration   statement  (“Initial Period”),  the Adviser  shall be entitled to receive only the fulcrum fee.  The  Advisor  will be  entitled  to  receive  a performance  adjustment only after completion  of the  Initial  Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the Fund on which the management fee is later calculated.  For the period September 2, 2008 through May 31, 2009, the Advisor earned a fee of $49,142 from the Fund. As of May 31, 2009 the Fund owed the Advisor $5,684. Effective May 1, 2009, the Adviser has contractually agreed to limit the Fund’s net annual operating expenses to 1.90% of the Fund’s average daily net assets.  The Advisor owed the Fund $1,830 for reimbursement of expenses for the period May 1, 2009 through May 31, 2009.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2009

Note 4.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statements and related disclosures.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  Management is currently evaluating the impact the adoption of SFAS 165 will have on the Fund’s financial statements and related disclosures.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series, no par value.  The total paid-in capital as of May 31, 2009 was $3,467,712.  Transactions in capital were as follows:

	September 2, 2008 (commencement of operations) through May 31, 2009

	Shares	Amount
Shares sold	336,013	$3,401,612
Shares reinvested	-	-
Shares redeemed	-	-
Total increase	336,013	$3,401,612

Shareholders will be subject to a Redemption Fee on redemptions equal to 1% of the net asset value of the Fund shares redeemed within 20 days after their purchase.  For the period September 2, 2008 (commencement of investment operations) through  May 31, 2009 the Fund had no redemptions and therefore no redemption fees were collected.

Note 6. Investment Transactions

For the period September 2, 2008 (commencement of investment operations) through May 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $15,812,356 and $12,297,371, respectively.

Note 7. Tax Matters

As of May 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Capital loss carryforward expiring 5/31/2017+

             ($ 357,863)

Post-October capital loss deferrals between realized 11/1/08 and 5/31/2009*   ($ 827,831)

Gross unrealized appreciation on investment securities

               $ 189,310

Gross unrealized depreciation on investment securities                                       ($ 26,554)

Net unrealized appreciation on investment securities

                               $ 162,756

Cost of investment securities, including ST investments #

            $ 2,592,780

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

 # The difference between the tax cost  and book cost basis of investments is due to wash sales disallowed for tax purposes.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of May 31, 2009, Frank and Anita Meyers owned approximately 90.65% of the Fund and may be deemed to control the Fund.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

AUDITOR’S OPINION

MAY 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of Meyers Capital Aggressive Growth Fund,

  a Series of Meyers Capital Investments Trust

We have audited the accompanying statement of assets and liabilities of Meyers Capital Aggressive Growth Fund, a Series of the Meyers Capital Investments Trust (the “Fund”), including the schedule of investments, as of May 31, 2009 and the related statements of operations, changes in net assets and financial highlights for the period September 2, 2008 (commencement of investment operations) through May 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of May 31, 2009, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Meyers Capital Aggressive Growth Fund, a Series of the Meyers Capital Investments Trust as of May 31, 2009, the results of its operations and changes in its net assets and the financial highlights for the period September 2, 2008 (commencement of investment operations) through May 31, 2009  in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania July 9, 2009

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

EXPENSE ILLUSTRATION

MAY 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Meyers Capital Aggressive Growth Fund Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire half year, December 1, 2008 through May 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2008	May 31, 2009	December 1, 2008 to May 31, 2009
Actual	$1,000.00	$1,004.26	$13.94
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,011.02	$13.99

* Expenses are equal to the Fund's annualized expense ratio of 2.79%, multiplied by the average account value over   the period, multiplied by 182/365 (to reflect the period).

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

BOARD OF DIRECTORS

MAY 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
Frank Iafolla Year of Birth: 1945	Trustee	Indefinite/ April 2008 to present	Owner, Pro-Deck (contracting company), 1986-present	1	None
Neil J. Niedhardt Address: 9192 Mills Road, Ostrander, Ohio, 43061-9781 Year of Birth: 1956	Trustee	Indefinite/ April 2008 to present	Salesperson, Midwestern Auto Group (automobile sales), 2007-present; Guide/Outfitter/Instructor, Mad River Outfitters (flyfishing outfitter), 1995-present; Director/Instructor, Capitol University (post-secondary education), 1994-2005	1	None

1 Unless otherwise specified, the mailing address of each Trustee is c/o Meyers Capital Investments Trust, 2695 Sandover Road, Columbus, Ohio 43220.

2 The “Fund Complex” consists of Meyers Capital Investments Trust.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

BOARD OF DIRECTORS (CONTINUED)

MAY 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Frank B. Meyers[2] Year of Birth: 1957	Trustee, President, Treasurer and Chief Compliance Officer	Indefinite/ January 2008 to present	President, Meyers Capital Management Group, LLC (adviser to the Trust), 2008-present; Private Investors, Self-Employed, 2001-2008	1	None
Anita E. Meyers Year of Birth: 1958	Secretary	Indefinite/ January 2008 to present	Pharmacist, Bioscrip, 2002-present	N/A	NA

1Unless otherwise specified, the address of each Trustee and officer is 2695 Sandover Road, Columbus, Ohio 43220.

2 Frank B. Meyers is considered an “Interested” Trustee as defined in the 1940 Act, because he is an officer of the Trust and the Managing Member of the Fund’s Adviser.  Frank B. Meyers and Anita E. Meyers are spouses.

The Trustees were paid no fees during the period September 2, 2008 (commencement of investment operations) through May 31, 2009.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

MAY 31, 2009 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 232-3837 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended May 31 are available without charge upon request by (1) calling the Fund at (866) 232-3837 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 232-3837.

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

In connection with its organizational Board meeting held on April 28, 2008 (the "Meeting"), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the "Independent Trustees"), discussed the approval of the Management Agreement (the "Agreement") between the Trust and the Adviser, on behalf of the Fund.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included: (a) information on the investment performance of the Adviser's separately managed accounts ("SMAs") with investment objectives and strategies substantially similar to those of the Fund, a peer group of funds and appropriate indices with respect to the SMAs; (b) arrangements with respect to the distribution of the Fund's shares; and (c) the resources available with respect to compliance with the Fund's investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2009 (UNAUDITED)

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a Frank B. Meyers, the President and sole member of the Adviser regarding the Fund's investment strategies.  The Trustees discussed with Mr. Meyers the extent of the Adviser's internal and outsourced investment research capabilities, the quality of its compliance infrastructure and his prior investment experience.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser's past performance as investment adviser to SMAs, as well as other factors relating to the Adviser's track record.  The Board concluded that the Adviser's past performance was acceptable.

Fees and Expenses.  The Board, including the Independent Trustees, considered the reasonableness of the proposed fees and expenses related to the Agreement.  The Board noted that the Adviser would charge a performance-based management fee with a base 2.90% annual fee (which includes paying substantially all operating expenses of the Fund) on the average net assets of the Fund.  The Board next considered the Fund’s expense ratio, and expense ratios of a peer group of funds.  The Trustees noted that 2.90% was higher than the average fees presented, but noted that the proposed base fee of 2.90% was within the range for its peer group.  The Trustees then discussed the proposed active management strategy of the Fund and the overall duties of the Adviser.  The Board considered that there was no pure "advisory component" to the base fee, but rather under the proposed Agreement, the Adviser would be responsible for providing investment advisory services as well as paying nearly all of the operating expenses of the Fund.  Additionally, in considering that the Adviser would be paid a performance fee as opposed to the typical advisory fee, the Trustees agreed that, as with non-mutual fund investment products, providing a strong incentive to the investment manager could result in exceptional returns to the Fund.  The Trustees concluded that the Fund's advisory fees and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the payment of substantially all operating expenses, when compared to the level of fees paid by funds in the peer group.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the absence of revenue or profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because substantially all operating expenses of the Fund would be borne by the Adviser and the expected asset levels, they were satisfied that the Adviser's level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund's shareholders, and unanimously approved the proposed Agreement.

Board of Trustees

Frank B. Meyers, Chairman

Frank Iafolla

Neil J. Neidhardt

Investment Adviser

Meyer Capital Management Group, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Meyers Capital Aggressive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$ 11,000

(b)

Audit-Related Fees

Registrant

FY2009

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2009

$ 1,500

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2009

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2009

$ 1,500

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: August 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date August 6, 2009

*Print the name and title of each signing officer under his or her signature.